Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Colchester Street Trust
Entity Central Index Key	0000356173
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Fidelity Investments Money Market Treasury Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Select Class
Trading Symbol	FTUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Net Assets	$ 78,378,600,533
Holdings Count | shares	160
Advisory Fees Paid, Amount	$ 101,021,121
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$78,378,600,533
Number of Holdings	160
Total Advisory Fee	$101,021,121

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 65.4 8-30 6.5 31-60 10.4 61-90 3.6 91-180 12.7 >180 5.8 U.S. Treasury Obligations 59.7 Repurchase Agreements 44.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 59.7 Repurchase Agreements - 44.7 Net Other Assets (Liabilities) - (4.4)%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Institutional Class
Trading Symbol	FRBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 78,378,600,533
Holdings Count | shares	160
Advisory Fees Paid, Amount	$ 101,021,121
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$78,378,600,533
Number of Holdings	160
Total Advisory Fee	$101,021,121

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 65.4 8-30 6.5 31-60 10.4 61-90 3.6 91-180 12.7 >180 5.8 U.S. Treasury Obligations 59.7 Repurchase Agreements 44.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 59.7 Repurchase Agreements - 44.7 Net Other Assets (Liabilities) - (4.4)%
Fidelity Investments Money Market Treasury Portfolio - Class IV
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class IV
Trading Symbol	FTVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Net Assets	$ 78,378,600,533
Holdings Count | shares	160
Advisory Fees Paid, Amount	$ 101,021,121
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$78,378,600,533
Number of Holdings	160
Total Advisory Fee	$101,021,121

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 65.4 8-30 6.5 31-60 10.4 61-90 3.6 91-180 12.7 >180 5.8 U.S. Treasury Obligations 59.7 Repurchase Agreements 44.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 59.7 Repurchase Agreements - 44.7 Net Other Assets (Liabilities) - (4.4)%
Fidelity Investments Money Market Treasury Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class III
Trading Symbol	FCSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 78,378,600,533
Holdings Count | shares	160
Advisory Fees Paid, Amount	$ 101,021,121
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$78,378,600,533
Number of Holdings	160
Total Advisory Fee	$101,021,121

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 65.4 8-30 6.5 31-60 10.4 61-90 3.6 91-180 12.7 >180 5.8 U.S. Treasury Obligations 59.7 Repurchase Agreements 44.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 59.7 Repurchase Agreements - 44.7 Net Other Assets (Liabilities) - (4.4)%
Fidelity Investments Money Market Treasury Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class II
Trading Symbol	FCEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 78,378,600,533
Holdings Count | shares	160
Advisory Fees Paid, Amount	$ 101,021,121
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$78,378,600,533
Number of Holdings	160
Total Advisory Fee	$101,021,121

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 65.4 8-30 6.5 31-60 10.4 61-90 3.6 91-180 12.7 >180 5.8 U.S. Treasury Obligations 59.7 Repurchase Agreements 44.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 59.7 Repurchase Agreements - 44.7 Net Other Assets (Liabilities) - (4.4)%
Fidelity Investments Money Market Treasury Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Treasury Portfolio
Class Name	Treasury Portfolio Class I
Trading Symbol	FISXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 78,378,600,533
Holdings Count | shares	160
Advisory Fees Paid, Amount	$ 101,021,121
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$78,378,600,533
Number of Holdings	160
Total Advisory Fee	$101,021,121

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 65.4 8-30 6.5 31-60 10.4 61-90 3.6 91-180 12.7 >180 5.8 U.S. Treasury Obligations 59.7 Repurchase Agreements 44.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 59.7 Repurchase Agreements - 44.7 Net Other Assets (Liabilities) - (4.4)%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Select Class
Trading Symbol	FTYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Net Assets	$ 120,079,322,501
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 153,926,978
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$120,079,322,501
Number of Holdings	62
Total Advisory Fee	$153,926,978

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 21.6 8-30 13.0 31-60 27.3 61-90 18.4 91-180 20.3 >180 1.3 U.S. Treasury Obligations 101.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 101.9 Net Other Assets (Liabilities) - (1.9)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Institutional Class
Trading Symbol	FRSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 120,079,322,501
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 153,926,978
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$120,079,322,501
Number of Holdings	62
Total Advisory Fee	$153,926,978

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 21.6 8-30 13.0 31-60 27.3 61-90 18.4 91-180 20.3 >180 1.3 U.S. Treasury Obligations 101.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 101.9 Net Other Assets (Liabilities) - (1.9)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Only Portfolio - Class IV
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class IV
Trading Symbol	FOPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Net Assets	$ 120,079,322,501
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 153,926,978
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$120,079,322,501
Number of Holdings	62
Total Advisory Fee	$153,926,978

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 21.6 8-30 13.0 31-60 27.3 61-90 18.4 91-180 20.3 >180 1.3 U.S. Treasury Obligations 101.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 101.9 Net Other Assets (Liabilities) - (1.9)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Only Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class III
Trading Symbol	FOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 120,079,322,501
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 153,926,978
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$120,079,322,501
Number of Holdings	62
Total Advisory Fee	$153,926,978

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 21.6 8-30 13.0 31-60 27.3 61-90 18.4 91-180 20.3 >180 1.3 U.S. Treasury Obligations 101.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 101.9 Net Other Assets (Liabilities) - (1.9)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Only Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class II
Trading Symbol	FOXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 120,079,322,501
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 153,926,978
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$120,079,322,501
Number of Holdings	62
Total Advisory Fee	$153,926,978

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 21.6 8-30 13.0 31-60 27.3 61-90 18.4 91-180 20.3 >180 1.3 U.S. Treasury Obligations 101.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 101.9 Net Other Assets (Liabilities) - (1.9)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Treasury Only Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Treasury Only Portfolio
Class Name	Treasury Only Portfolio Class I
Trading Symbol	FSIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 120,079,322,501
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 153,926,978
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$120,079,322,501
Number of Holdings	62
Total Advisory Fee	$153,926,978

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 21.6 8-30 13.0 31-60 27.3 61-90 18.4 91-180 20.3 >180 1.3 U.S. Treasury Obligations 101.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 101.9 Net Other Assets (Liabilities) - (1.9)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Select Class
Trading Symbol	FSXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Net Assets	$ 11,681,898,102
Holdings Count | shares	972
Advisory Fees Paid, Amount	$ 14,733,062
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$11,681,898,102
Number of Holdings	972
Total Advisory Fee	$14,733,062

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 77.9 8-30 2.2 31-60 4.1 61-90 4.1 91-180 5.4 >180 5.8 Variable Rate Demand Notes (VRDNs) 34.8 Tender Option Bond 26.7 Municipal Securities 11.1 Commercial Paper 8.6 Net Other Assets (Liabilities) 18.8 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 34.8 Tender Option Bond - 26.7 Municipal Securities - 11.1 Commercial Paper - 8.6 Net Other Assets (Liabilities) - 18.8
Fidelity Investments Money Market Tax Exempt Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Class III
Trading Symbol	FETXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Net Assets	$ 11,681,898,102
Holdings Count | shares	972
Advisory Fees Paid, Amount	$ 14,733,062
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$11,681,898,102
Number of Holdings	972
Total Advisory Fee	$14,733,062

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 77.9 8-30 2.2 31-60 4.1 61-90 4.1 91-180 5.4 >180 5.8 Variable Rate Demand Notes (VRDNs) 34.8 Tender Option Bond 26.7 Municipal Securities 11.1 Commercial Paper 8.6 Net Other Assets (Liabilities) 18.8 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 34.8 Tender Option Bond - 26.7 Municipal Securities - 11.1 Commercial Paper - 8.6 Net Other Assets (Liabilities) - 18.8
Fidelity Investments Money Market Tax Exempt Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Class II
Trading Symbol	FEXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 11,681,898,102
Holdings Count | shares	972
Advisory Fees Paid, Amount	$ 14,733,062
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$11,681,898,102
Number of Holdings	972
Total Advisory Fee	$14,733,062

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 77.9 8-30 2.2 31-60 4.1 61-90 4.1 91-180 5.4 >180 5.8 Variable Rate Demand Notes (VRDNs) 34.8 Tender Option Bond 26.7 Municipal Securities 11.1 Commercial Paper 8.6 Net Other Assets (Liabilities) 18.8 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 34.8 Tender Option Bond - 26.7 Municipal Securities - 11.1 Commercial Paper - 8.6 Net Other Assets (Liabilities) - 18.8
Fidelity Investments Money Market Tax Exempt Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Portfolio
Class Name	Tax-Exempt Portfolio Class I
Trading Symbol	FTCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 11,681,898,102
Holdings Count | shares	972
Advisory Fees Paid, Amount	$ 14,733,062
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$11,681,898,102
Number of Holdings	972
Total Advisory Fee	$14,733,062

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 77.9 8-30 2.2 31-60 4.1 61-90 4.1 91-180 5.4 >180 5.8 Variable Rate Demand Notes (VRDNs) 34.8 Tender Option Bond 26.7 Municipal Securities 11.1 Commercial Paper 8.6 Net Other Assets (Liabilities) 18.8 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 34.8 Tender Option Bond - 26.7 Municipal Securities - 11.1 Commercial Paper - 8.6 Net Other Assets (Liabilities) - 18.8
Fidelity Investments Money Market - Money Market Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Select Class
Trading Symbol	FMYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Net Assets	$ 162,779,477,840
Holdings Count | shares	274
Advisory Fees Paid, Amount	$ 220,326,433
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$162,779,477,840
Number of Holdings	274
Total Advisory Fee	$220,326,433

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 56.0 8-30 9.2 31-60 11.9 61-90 11.9 91-180 14.4 Repurchase Agreements 54.4 U.S. Treasury Obligations 31.4 Commercial Paper 10.9 Certificates of Deposit 4.5 Non-Negotiable Time Deposit 2.2 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 54.4 U.S. Treasury Obligations - 31.4 Commercial Paper - 10.9 Certificates of Deposit - 4.5 Non-Negotiable Time Deposit - 2.2 Net Other Assets (Liabilities) - (3.4)%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Institutional Class
Trading Symbol	FNSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 162,779,477,840
Holdings Count | shares	274
Advisory Fees Paid, Amount	$ 220,326,433
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$162,779,477,840
Number of Holdings	274
Total Advisory Fee	$220,326,433

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 56.0 8-30 9.2 31-60 11.9 61-90 11.9 91-180 14.4 Repurchase Agreements 54.4 U.S. Treasury Obligations 31.4 Commercial Paper 10.9 Certificates of Deposit 4.5 Non-Negotiable Time Deposit 2.2 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 54.4 U.S. Treasury Obligations - 31.4 Commercial Paper - 10.9 Certificates of Deposit - 4.5 Non-Negotiable Time Deposit - 2.2 Net Other Assets (Liabilities) - (3.4)%
Fidelity Investments Money Market - Money Market Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Class III
Trading Symbol	FCOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 162,779,477,840
Holdings Count | shares	274
Advisory Fees Paid, Amount	$ 220,326,433
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$162,779,477,840
Number of Holdings	274
Total Advisory Fee	$220,326,433

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 56.0 8-30 9.2 31-60 11.9 61-90 11.9 91-180 14.4 Repurchase Agreements 54.4 U.S. Treasury Obligations 31.4 Commercial Paper 10.9 Certificates of Deposit 4.5 Non-Negotiable Time Deposit 2.2 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 54.4 U.S. Treasury Obligations - 31.4 Commercial Paper - 10.9 Certificates of Deposit - 4.5 Non-Negotiable Time Deposit - 2.2 Net Other Assets (Liabilities) - (3.4)%
Fidelity Investments Money Market - Money Market Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Class II
Trading Symbol	FCIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 162,779,477,840
Holdings Count | shares	274
Advisory Fees Paid, Amount	$ 220,326,433
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$162,779,477,840
Number of Holdings	274
Total Advisory Fee	$220,326,433

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 56.0 8-30 9.2 31-60 11.9 61-90 11.9 91-180 14.4 Repurchase Agreements 54.4 U.S. Treasury Obligations 31.4 Commercial Paper 10.9 Certificates of Deposit 4.5 Non-Negotiable Time Deposit 2.2 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 54.4 U.S. Treasury Obligations - 31.4 Commercial Paper - 10.9 Certificates of Deposit - 4.5 Non-Negotiable Time Deposit - 2.2 Net Other Assets (Liabilities) - (3.4)%
Fidelity Investments Money Market - Money Market Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Class Name	Money Market Portfolio Class I
Trading Symbol	FMPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 162,779,477,840
Holdings Count | shares	274
Advisory Fees Paid, Amount	$ 220,326,433
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$162,779,477,840
Number of Holdings	274
Total Advisory Fee	$220,326,433

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 56.0 8-30 9.2 31-60 11.9 61-90 11.9 91-180 14.4 Repurchase Agreements 54.4 U.S. Treasury Obligations 31.4 Commercial Paper 10.9 Certificates of Deposit 4.5 Non-Negotiable Time Deposit 2.2 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 54.4 U.S. Treasury Obligations - 31.4 Commercial Paper - 10.9 Certificates of Deposit - 4.5 Non-Negotiable Time Deposit - 2.2 Net Other Assets (Liabilities) - (3.4)%
Fidelity Investments Money Market Government Portfolio - Select Class
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Select Class
Trading Symbol	FGEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Net Assets	$ 260,226,254,308
Holdings Count | shares	701
Advisory Fees Paid, Amount	$ 353,601,081
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$260,226,254,308
Number of Holdings	701
Total Advisory Fee	$353,601,081

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 64.8 8-30 6.7 31-60 10.8 61-90 4.1 91-180 11.1 >180 4.7 Repurchase Agreements 47.6 U.S. Treasury Obligations 28.0 U.S. Government Agency - Debt 26.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 47.6 U.S. Treasury Obligations - 28.0 U.S. Government Agency - Debt - 26.6 Net Other Assets (Liabilities) - (2.2)%
Fidelity Investments Money Market Government Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Institutional Class
Trading Symbol	FRGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 260,226,254,308
Holdings Count | shares	701
Advisory Fees Paid, Amount	$ 353,601,081
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$260,226,254,308
Number of Holdings	701
Total Advisory Fee	$353,601,081

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 64.8 8-30 6.7 31-60 10.8 61-90 4.1 91-180 11.1 >180 4.7 Repurchase Agreements 47.6 U.S. Treasury Obligations 28.0 U.S. Government Agency - Debt 26.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 47.6 U.S. Treasury Obligations - 28.0 U.S. Government Agency - Debt - 26.6 Net Other Assets (Liabilities) - (2.2)%
Fidelity Investments Money Market Government Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Class III
Trading Symbol	FCGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 260,226,254,308
Holdings Count | shares	701
Advisory Fees Paid, Amount	$ 353,601,081
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$260,226,254,308
Number of Holdings	701
Total Advisory Fee	$353,601,081

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 64.8 8-30 6.7 31-60 10.8 61-90 4.1 91-180 11.1 >180 4.7 Repurchase Agreements 47.6 U.S. Treasury Obligations 28.0 U.S. Government Agency - Debt 26.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 47.6 U.S. Treasury Obligations - 28.0 U.S. Government Agency - Debt - 26.6 Net Other Assets (Liabilities) - (2.2)%
Fidelity Investments Money Market Government Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Class II
Trading Symbol	FCVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 260,226,254,308
Holdings Count | shares	701
Advisory Fees Paid, Amount	$ 353,601,081
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$260,226,254,308
Number of Holdings	701
Total Advisory Fee	$353,601,081

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 64.8 8-30 6.7 31-60 10.8 61-90 4.1 91-180 11.1 >180 4.7 Repurchase Agreements 47.6 U.S. Treasury Obligations 28.0 U.S. Government Agency - Debt 26.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 47.6 U.S. Treasury Obligations - 28.0 U.S. Government Agency - Debt - 26.6 Net Other Assets (Liabilities) - (2.2)%
Fidelity Investments Money Market Government Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio Class I
Trading Symbol	FIGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 260,226,254,308
Holdings Count | shares	701
Advisory Fees Paid, Amount	$ 353,601,081
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$260,226,254,308
Number of Holdings	701
Total Advisory Fee	$353,601,081

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 64.8 8-30 6.7 31-60 10.8 61-90 4.1 91-180 11.1 >180 4.7 Repurchase Agreements 47.6 U.S. Treasury Obligations 28.0 U.S. Government Agency - Debt 26.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 47.6 U.S. Treasury Obligations - 28.0 U.S. Government Agency - Debt - 26.6 Net Other Assets (Liabilities) - (2.2)%